Other Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Other Liabilities Disclosure [Abstract]
Deferred revenue	$ 1,858	$ 1,630
Accrued severance pay	1,672	2,360
Other	297	6
Other long-term liabilities	$ 3,827	$ 3,996